ALLOWANCE FOR LOAN LOSSES (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 90,512,332	$ 85,781,293	$ 76,789,662
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	86,157,113	82,733,094	76,524,829
Special mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,562,525	1,344,320	141,543
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	162,764	117,826	39,317
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	2,629,930	1,586,053	83,973
Business/Corporate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	53,789,729	63,847,080	66,509,102
Business/Corporate Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	50,915,654	61,138,762	66,509,102
Business/Corporate Loans [Member] | Special mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,025,407	1,344,320
Business/Corporate Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	81,382	79,257
Business/Corporate Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,767,286	1,284,741
Personal Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	36,722,603	21,934,213	10,280,560
Personal Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	35,241,459	21,594,332	10,015,727
Personal Loans [Member] | Special mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	537,118		141,543
Personal Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	81,382	38,569	39,317
Personal Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 862,644	$ 301,312	$ 83,973